UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
           --------------------------------------------------
Address:   53 Forest Avenue
           --------------------------------------------------
           Suite 202
           --------------------------------------------------
           Old Greenwich, CT  06870
           --------------------------------------------------

Form 13F File Number:      028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norman F. LeBlanc
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     (203) 344-3090
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Norman F. LeBlanc             Old Greenwich, CT         02/14/08
       ------------------------   -----------------------------   ----------
             [Signature]                   [City, State]             [Date

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            30
                                               -------------

Form 13F Information Table Value Total:          $262,228
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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                                                             FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
         --------              ------------- --------   -------- -------------------  --------  --------  -----------------------

                                                           VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
------------------------------ -------------- --------- --------- --------  ---  ---- ---------- --------  --------  ------   ----
BEAR STEARNS COS INC                COM       073902108    4,413    50,000  SH    PUT    SOLE               50,000
CITIGROUP INC                       COM       172967101    1,472    50,000  SH           SOLE               50,000
CITIGROUP INC                       COM       172967101   11,776   400,000  SH    PUT    SOLE              400,000
MERRILL LYNCH & CO INC              COM       590188108      644    12,000  SH           SOLE               12,000
MERRILL LYNCH & CO INC              COM       590188108   21,472   400,000  SH    PUT    SOLE              400,000
UBS AG                            SHS NEW     H89231338    1,150    25,000  SH           SOLE               25,000
UBS AG                            SHS NEW     H89231338   13,800   300,000  SH    PUT    SOLE              300,000
WACHOVIA CORP NEW                   COM       929903102    7,606   200,000  SH    PUT    SOLE              200,000
AMBAC FINL GROUP INC                COM       023139108    1,289    50,000  SH           SOLE               50,000
ACA CAPITAL HOLDINGS INC            COM       000833103      113   132,500  SH           SOLE              132,500
AMERICAN INTL GROUP INC             COM       026874107    2,915    50,000  SH    PUT    SOLE               50,000
BANK OF AMERICA CORPORATION         COM       060505104    2,476    60,000  SH           SOLE               60,000
BANK OF AMERICA CORPORATION         COM       060505104    8,252   200,000  SH    PUT    SOLE              200,000
DEUTSCHE BANK AG NAMEN              ORD       D18190898   12,941   100,000  SH    PUT    SOLE              100,000
LEHMAN BROS HLDGS INC               COM       524908100    6,544   100,000  SH    PUT    SOLE              100,000
NATIONAL CITY CORP                  COM       635405103    1,646   100,000  SH    PUT    SOLE              100,000
MOODYS CORP                         COM       615369105    3,570   100,000  SH    PUT    SOLE              100,000
PMI GROUP INC                       COM       69344M101      345    26,000  SH           SOLE               26,000
PMI GROUP INC                       COM       69344M101    2,143   161,400  SH    PUT    SOLE              161,400
ALCOA INC                           COM       013817101    7,310   200,000  SH   CALL    SOLE              200,000
FOREST LABS INC                     COM       345838106    3,645   100,000  SH   CALL    SOLE              100,000
INDYMAC BANCORP INC                 COM       456607100    1,130   189,995  SH           SOLE              189,995
NEWS CORP                           CL A      65248E104   10,245   500,000  SH           SOLE              500,000
NEWS CORP                           CL A      65248E104   10,245   500,000  SH    PUT    SOLE              500,000
ISHARES INC                     MSCI BRAZIL   464286400   68,595   850,000  SH    PUT    SOLE              850,000
CLEAR CHANNEL COMMUNICATIONS        COM       184502102   14,762   427,650  SH           SOLE              427,650
3COM CORP                           COM       885535104    1,130   250,000  SH    PUT    SOLE              250,000
HARRAHS ENTMT INC                   COM       413619107   18,247   205,600  SH           SOLE              205,600
E M C CORP MASS                     COM       268648102    8,815   475,700  SH           SOLE              475,700
LOEWS CORP                          COM       540424108   13,537   268,904  SH           SOLE              268,904

                                                         262,228


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